PAYROLL LIABILITY – PENSION (Details Narrative) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Payroll Liability Pension
Pension balances	$ 281,582	$ 453,965	$ 616,579